Restricted net assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Undistributed earnings in equity investees	$ 116,953,000	$ 74,715,000
Subsidiaries | Peoples Republic Of China (PRC)
Restricted net assets	$ 100,825,000	$ 80,040,000